Supplement to the
Fidelity® Advisor
Dividend Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Dividend Growth Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Standard & Poor's 500SM  Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

ADGF-07-01 March 1, 2007
1.756194.116

Supplement to the
Fidelity® Advisor
Dividend Growth Fund
Institutional Class
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Dividend Growth Fund. It is expected that shareholders of record on May, 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Standard & Poor's 500SM Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May, 21, 2007.

ADGFI-07-01 March 1, 2007
1.756195.111

Supplement to the
Fidelity® Advisor
Equity Value Fund
Class A, Class T, Class B, and Class C
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Equity Value Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell 3000® Value Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

AEV-07-01 March 1, 2007
1.760401.115

Supplement to the
Fidelity® Advisor
Equity Value Fund
Institutional Class
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Equity Value Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell 3000® Value Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

AEVI-07-01 March 1, 2007
1.760402.111

Supplement to the
Fidelity® Advisor
Dynamic Capital
Appreciation Fund
Class A, Class T, Class B, and Class C
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Dynamic Capital Appreciation Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Standard & Poor's 500SM  Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

ARG-07-01 March 1, 2007
1.740924.121

Supplement to the
Fidelity® Advisor
Dynamic Capital
Appreciation Fund
Institutional Class
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Dynamic Capital Appreciation Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Standard & Poor's 500SM Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

ARGI-07-01 March 1, 2007
1.740925.117

Supplement to the
Fidelity® Advisor
Small Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Small Cap Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell 2000® Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

ASCF-07-01 March 1, 2007
1.708463.120

Supplement to the
Fidelity® Advisor
Small Cap Fund
Institutional Class
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Small Cap Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell 2000® Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

ASCFI-07-01 March 1, 2007
1.708464.116

Supplement to the
Fidelity® Advisor
Strategic Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Strategic Growth Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell 1000® Growth Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

ATQG-07-01 March 1, 2007
1.756215.117

Supplement to the
Fidelity® Advisor
Strategic Growth Fund
Institutional Class
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Strategic Growth Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell 1000® Growth Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

ATQGI-07-01 March 1, 2007
1.756214.114

Supplement to the
Fidelity® Advisor
Equity Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Equity Growth Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell 3000® Growth Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

EPG-07-01 March 1, 2007
1.756213.116

Supplement to the
Fidelity® Advisor
Equity Growth Fund
Institutional Class
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Equity Growth Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell 3000® Growth Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

EPGI-07-01 March 1, 2007
1.756212.112

Supplement to the
Fidelity® Advisor
Large Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Large Cap Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Standard & Poor's 500SM  Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

LC-07-01 March 1, 2007
1.749194.118

Supplement to the
Fidelity® Advisor
Large Cap Fund
Institutional Class
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Large Cap Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Standard & Poor's 500SM  Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

LCI-07-01 March 1, 2007
1.756205.113

Supplement to the
Fidelity® Advisor
Mid Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Mid Cap Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Standard & Poor's® MidCap 400 Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

MC-07-01 March 1, 2007
1.756202.118

Supplement to the
Fidelity® Advisor
Mid Cap Fund
Institutional Class
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Mid Cap Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Standard & Poor's® MidCap 400 Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

MCI-07-01 March 1, 2007
1.756201.113

Supplement to the
Fidelity® Advisor
Value Strategies Fund
Class A, Class T, Class B, and Class C
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Strategies Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell Midcap® Value Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

SO-07-01 March 1, 2007
1.751427.118

Supplement to the
Fidelity® Advisor
Value Strategies Fund
Institutional Class
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Strategies Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell Midcap® Value Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

ISO-07-01 March 1, 2007
1.751426.114